Regulatory Requirements - Regulatory Capital Amounts and Ratios Compared to Regulatory Requirements (Details) - Northfield Bancorp, Inc. [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CBLR, amount	$ 694,279
CBLR, ratio	12.24%
CBLR, for capital adequacy purposes amount	$ 510,525
CBLR, for capital adequacy purposes ratio	9.00%
CBLR, for well capitalized under prompt corrective action provisions amount	$ 510,525
CBLR, for well capitalized under prompt corrective action provisions ratio	9.00%
Common Equity Tier 1 Capital (to risk-weighted assets), amount		$ 683,911
Common Equity Tier 1 Capital (to risk-weighted assets), ratio		12.11%
Common Equity Tier 1 Capital (to risk-weighted assets), for capital adequacy purposes amount		$ 508,179
Common Equity Tier 1 Capital (to risk-weighted assets), for capital adequacy purposes ratio	4.50%	9.00%
Common Equity Tier 1 Capital (to risk-weighted assets), for well capitalized under prompt corrective action provisions amount		$ 508,179
Common Equity Tier 1 Capital (to risk-weighted assets), for well capitalized under prompt corrective action provisions ratio	6.50%	9.00%
Subsidiaries
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CBLR, amount	$ 728,406
CBLR, ratio	12.84%
CBLR, for capital adequacy purposes amount	$ 510,525
CBLR, for capital adequacy purposes ratio	9.00%
CBLR, for well capitalized under prompt corrective action provisions amount	$ 510,525
CBLR, for well capitalized under prompt corrective action provisions ratio	9.00%
Common Equity Tier 1 Capital (to risk-weighted assets), amount		$ 703,514
Common Equity Tier 1 Capital (to risk-weighted assets), ratio		12.46%
Common Equity Tier 1 Capital (to risk-weighted assets), for capital adequacy purposes amount		$ 508,179
Common Equity Tier 1 Capital (to risk-weighted assets), for capital adequacy purposes ratio		9.00%
Common Equity Tier 1 Capital (to risk-weighted assets), for well capitalized under prompt corrective action provisions amount		$ 508,179
Common Equity Tier 1 Capital (to risk-weighted assets), for well capitalized under prompt corrective action provisions ratio		9.00%